SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax expense
Total income tax expense	9	4	11	12
CHINA
IfrsStatementLineItems [Line Items]
Current income tax	8	1	8	12
UNITED STATES
IfrsStatementLineItems [Line Items]
Current income tax	$ 1	$ 3	$ 3